UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 91.8%

California — 91.8%
Corporate — 1.3%
California Pollution Control Financing Authority, RB, San Jose Water Company Project, AMT, 4.75%, 11/01/46	$4,000	$4,181,320
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	2,435	2,484,138

		6,665,458
County/City/Special District/School District — 30.6%
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(a):
0.00%, 08/01/32	250	148,803
0.00%, 08/01/33	500	281,650
0.00%, 08/01/34	505	271,084
0.00%, 08/01/35	545	278,926
0.00%, 08/01/36	500	243,310
0.00%, 08/01/37	650	300,391
0.00%, 08/01/38	630	277,250
0.00%, 08/01/39	750	314,700
0.00%, 08/01/40	1,850	742,849
0.00%, 08/01/41	305	117,178
0.00%, 02/01/42	350	131,369
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 03/01/32	1,050	1,147,912
City of Sacramento California Transient Occupancy Tax Revenue, RB, Convention Center Complex, Series A, 5.00%, 06/01/48(b)	3,750	4,159,275
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 02/01/19(c)	2,000	2,021,500
County of Orange California Sanitation District, COP, Series A, 5.00%, 02/01/19(c)	2,500	2,521,050
County of Orange California Water District, COP, Refunding, 5.25%, 08/15/19 (c)	9,045	9,297,355
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(c)	2,755	3,009,893
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 08/01/46	4,265	4,942,666

Security	Par (000)	Value
County/City/Special District/School District (continued)
Fowler Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/46	$3,700	$4,190,028
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/37	2,725	3,019,736
Gavilan Joint Community College District, GO, Election of 2004, Series D(c):
5.50%, 08/01/21	2,165	2,371,996
5.75%, 08/01/21	8,400	9,258,984
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(c)	2,500	2,773,400
Grossmont California Union High School District, GO, Election of 2008, Series C, 5.50%, 08/01/21(c)	1,880	2,059,747
Imperial Irrigation District, Series A, Electric System Revenue, 5.13%, 11/01/18(c)	915	915,000
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,446,120
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 04/01/19(c)	2,075	2,108,304
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series A, 5.00%, 08/01/34	4,500	4,998,330
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 08/01/21(c)	8,140	8,864,053
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 08/01/19(c)	7,490	7,672,007
Perris Union High School District, GO, Election of 2012, Series B (BAM), 5.25%, 09/01/39	2,715	3,061,054
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	2,455	2,433,691
RNR School Financing Authority, Special Tax Bonds, Community Facilities Distric No. 92-1, Series A (BAM):
5.00%, 09/01/37	1,500	1,655,040
5.00%, 09/01/41	3,000	3,282,090

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 05/01/36	$2,570	$2,576,913
5.75%, 05/01/42	4,500	4,847,400
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A:
5.00%, 06/01/32	3,375	3,702,712
5.00%, 06/01/39	5,800	6,331,802
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 08/01/20(c)	6,475	6,822,772
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,000	3,257,190
Shasta Union High School District, GO, Election of 2016, 4.00%, 08/01/48	3,000	2,994,660
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 09/01/19(c)	5,600	5,784,688
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 08/01/21(c)	7,680	8,465,357
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,852,646
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 08/01/21(c)	6,140	6,686,153
Election of 2010, Series B, 5.50%, 08/01/39	3,000	3,380,340
Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,816,950

		154,836,324
Education — 6.9%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(c)	2,750	3,081,925
California School Finance Authority, RB, Alliance for College-Ready Public Schools Projects, Series A, 5.00%, 07/01/36(d)	755	792,886
California School Finance Authority, Refunding RB, Aspire Public Schools - Obligated Group, 5.00%, 08/01/46(d)	1,250	1,297,725

Security	Par (000)	Value
Education (continued)
California Statewide Communities Development Authority, RB,University of California, Irvine East Campus, Series A, 5.00%, 05/15/37	$4,000	$4,380,640
California Statewide Communities Development Authority, Refunding RB, CHF-Irvine LLC:
5.00%, 05/15/33	2,625	2,880,176
5.00%, 05/15/40	2,250	2,425,455
Menifee Union School District Public Financing Authority, RB, School Facilities Project, 3.50%, 05/01/48	2,200	1,985,764
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/43	7,450	8,372,459
University of California, RB, 5.25%, 05/15/36	3,680	4,147,397
University of California, Refunding RB, General, Series AZ, 5.25%, 05/15/58	5,000	5,639,350

		35,003,777
Health — 11.3%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	10,828,500
Providence Health Services, Series B, 5.50%, 10/01/39	4,205	4,334,430
Sutter Health, Series B, 6.00%, 08/15/20(c)	7,715	8,273,335
California Health Facilities Financing Authority, Refunding RB, Series A:
Adventist Health System West, 4.00%, 03/01/43	855	835,429
Catholic Healthcare West, 6.00%, 07/01/19(c)	5,500	5,655,705
Dignity Health, 6.00%, 07/01/19(c)	2,370	2,437,095
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	4,000	4,301,680
California Statewide Communities Development Authority, RB:
Green Bond, Marin General Hospital, 4.00%, 08/01/45	2,500	2,451,525
Huntington Memorial Hospital Project, 4.00%, 07/01/48	1,780	1,755,543
Sutter Health, Series A, 6.00%, 08/15/20(c)	5,130	5,491,870

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
California Statewide Communities Development Authority, Refunding RB:
Front Porch Communities and Services, 4.00%, 04/01/42	$2,595	$2,556,101
Front Porch Communities and Services, 4.00%, 04/01/47	2,020	1,963,076
John Muir Health, Series A, 4.00%, 12/01/57	3,250	3,143,822
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,860	3,088,342

		57,116,453
State — 6.7%
State of California, GO, Various Purposes:
6.00%, 03/01/33	5,500	5,795,460
6.00%, 04/01/19(c)	4,910	4,998,871
6.00%, 04/01/38	8,970	9,116,121
6.00%, 11/01/39	3,510	3,645,100
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(c)	3,670	3,743,804
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	2,894,557
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/19(c)	3,365	3,511,277

		33,705,190
Tobacco — 2.2%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/34	5,870	6,376,992
3.50%, 06/01/36	5,000	4,899,600

		11,276,592
Transportation — 21.0%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,624,110
California Municipal Finance Authority, ARB, AMT:
Senior Lien, Linxs APM Project, 5.00%, 12/31/43	6,500	6,946,420
Senior Lien-Linxs APM Project, 4.00%, 12/31/47	7,500	7,115,775

Security	Par (000)	Value
Transportation (continued)
City & County of San Francisco California Airports Commission, ARB:
Second Series E, 6.00%, 05/01/19(c)	$745	$760,980
Second Series E, 6.00%, 05/01/39	8,905	9,092,895
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 01/01/20	375	376,125
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 01/01/27	985	991,609
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.25%, 05/01/33	1,900	2,069,423
5.00%, 05/01/40	3,785	4,082,387
5.00%, 05/01/44	2,660	2,863,463
City & County San Francisco Airport Commission, Refunding RB, AMT, San Francisco International Airport, Series D, 5.00%, 05/01/43	7,715	8,402,329
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airoport, Sub-Series B, 5.00%, 05/15/40	2,500	2,584,775
Series D, AMT, 5.00%, 05/15/35	2,000	2,175,120
Series D, AMT, 5.00%, 05/15/36	1,500	1,626,765
Sub-Series A, AMT, 5.00%, 05/15/47	2,990	3,244,898
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 05/15/29	4,760	4,839,968
City of Los Angeles Department of Airports, ARB, AMT, Subordinate, Series C, 5.00%, 05/15/38	3,215	3,538,686
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	3,075	3,345,385
Series A, 5.00%, 03/01/47	6,770	7,340,102
Series A-1, 6.25%, 03/01/34	1,400	1,525,734
County of Sacramento California Airport System Revenue, Refunding ARB:
Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,750	1,912,733
Senior Series A, 5.00%, 07/01/41	2,500	2,741,250

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 03/01/40	$4,500	$5,037,525
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 07/01/40	6,350	6,629,210
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	6,000	6,499,320
Los Angeles Harbor Department, RB, Series B, 5.25%, 08/01/19(c)	2,760	2,833,195
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 08/01/19(c)	5,530	5,676,656
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	200	216,242

		106,093,080
Utilities — 11.8%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(c)	5,000	5,410,450
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	8,000	8,488,160
City of Los Angeles California Wastewater System Revenue, Refunding RB, Sub-Series A:
5.00%, 06/01/20(c)	1,325	1,387,792
5.00%, 06/01/28	675	704,727
City of Pomona California, Refunding RB, Water Facilities Project, Series BE, 5.00%, 05/01/47	5,165	5,706,240
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	10,759,600
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A:
5.25%, 11/01/19(c)	6,280	6,498,858
5.00%, 11/01/36	3,335	3,719,826
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(c)	4,000	4,357,120

Security	Par (000)	Value
Utilities (continued)
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Sub-Series A, 5.00%, 06/01/20(c)	$5,000	$5,244,950
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	5,000	5,568,400
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 05/15/19(c)	2,000	2,038,800

		59,884,923

Total Municipal Bonds — 91.8% (Cost — $451,241,997)		464,581,797

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 80.7%
County/City/Special District/School District — 24.5%
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,299,314
County of San Luis California Obispo Community College District, GO, Refunding Election of 2014, Series A, 4.00%, 08/01/40	6,585	6,682,036
County of San Mateo California Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	19,757,073
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	5,000	5,021,775
Los Angeles California Unified School District, GO:
Election of 2008, Series B-1, 5.25%, 07/01/42(f)	7,075	8,121,848
Series I, 5.00%, 01/01/34	5,000	5,093,250
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(c)	9,596	9,900,298
Los Angeles County Facilities Inc., RB, Vermont Corridor County Administration Building, Series A, 5.00%, 12/01/51(f)	11,420	12,730,594

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	$15,140	$16,878,526
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	10,005	11,032,213
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	17,000	17,301,325

		123,818,252
Education — 14.0%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/20(c)	11,000	11,570,680
University of California, RB:
Series AM, 5.25%, 05/15/44	9,210	10,314,509
Series O, 5.75%, 05/15/19(c)	11,193	11,431,954
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	13,002	14,422,974
Series I, 5.00%, 05/15/40	21,105	23,327,563

		71,067,680
Health — 19.1%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanent, Sub-Series A-2, 4.00%, 11/01/44	13,280	13,389,228
California Health Facilities Financing Authority, RB:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 11/15/56	6,000	6,527,080
Sutter Health, Series A, 4.00%, 11/15/42	7,500	7,374,675
Sutter Health, Series A, 5.00%, 08/15/52	10,000	10,659,750
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 08/15/55	4,500	4,876,537
Providence St. Joseph Health, Series A, 4.00%, 10/01/47	6,018	5,906,173
Sutter Health, Series A, 5.00%, 08/15/43	24,940	27,055,535

Security	Par (000)	Value
Health (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$19,860	$21,017,044

		96,806,022
State — 0.7%
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	3,000	3,390,290

Transportation — 9.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge(f):
4.00%, 04/01/42	11,250	11,337,770
4.00%, 04/01/49	6,555	6,559,457
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/46	5,000	5,393,325
Series D, 5.00%, 05/15/41	13,311	14,331,875
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	3,641	3,935,275
Senior Revenue, Series A, 5.00%, 05/15/40	5,500	5,924,903

		47,482,605
Utilities — 13.0%
Anaheim Public Financing Authority, Refunding RB, Anaheim Convention Center Expansion Project, Series A:
5.00%, 05/01/39	6,000	6,581,550
5.00%, 05/01/46	13,500	14,737,275
Beaumont Public Improvement Authority, RB, Series A (AGM), 5.00%, 09/01/49	6,000	6,703,780
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(c)	4,380	4,520,291
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	6,290	6,974,981
City of Sacramento California Water Revenue, RB, 5.25%, 09/01/47	14,825	16,937,751

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	$8,413	$9,256,189

		65,711,817

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 80.7% (Cost — $409,214,225)		408,276,666

Total Long-Term Investments — 172.5% (Cost — $860,456,222)		872,858,463

Security	Shares	Value
Short-Term Securities — 0.7%
BlackRock Liquidity Funds California Money Fund Portfolio, 1.12%(g)(h)	3,713,137	$3,713,880

Total Short-Term Securities — 0.7% (Cost — $3,713,880)		3,713,880

Total Investments — 173.2% (Cost — $864,170,102)		876,572,343
Other Assets Less Liabilities — 0.8%		4,426,842
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (41.2)%		(208,584,340)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.8)%		(166,242,481)

Net Assets Applicable to Common Shares — 100.0%		$506,172,364

(a)	Zero-coupon bond.
(b)	When-issued security.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to June 1, 2026 is $25,985,300.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund Portfolio	—	3,713,137	3,713,137	$3,713,880	$—	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	349,797	(349,797)	—	—	8,343	(11)	(25)

				$3,713,880	$8,343	$(11)	$(25)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	46	12/19/18	$5,448	$45,963
Long U.S. Treasury Bond	124	12/19/18	17,128	361,531
5-Year U.S. Treasury Note	36	12/31/18	4,046	23,172

				$430,666

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

RB — Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield California Quality Fund, Inc. (MCA)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$872,858,463	$—	$872,858,463
Short-Term Securities	3,713,880	—	—	3,713,880

	$3,713,880	$872,858,463	$—	$876,572,343

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$430,666	$—	$—	$430,666

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(207,913,557)	$—	$(207,913,557)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

	$—	$(374,413,557)	$—	$(374,413,557)

During the period ended October 31, 2018, there were no transfers between levels.

8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date:	December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date:	December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date:	December 19, 2018